Long-term debt - Revolving Credit Facility and Equipment Loan Facilities (Details)						12 Months Ended
	Apr. 19, 2023 supplier	Dec. 16, 2021 USD ($)	Oct. 26, 2020 EUR (€)	Sep. 29, 2020 EUR (€)	Jun. 01, 2017 USD ($) payment	Dec. 31, 2023 USD ($) payment	Dec. 31, 2022 USD ($)	Dec. 16, 2025 USD ($)	Feb. 26, 2024 USD ($)	Dec. 31, 2023 EUR (€)	Jul. 31, 2023 USD ($)	Jul. 01, 2023	Dec. 31, 2016 EUR (€)
Disclosure of detailed information about borrowings [line items]
Revolving credit facility draw downs (Note 13)						$ 150,000,000	$ 0
Debt service reserve account						5,259,000	$ 1,347,000
Purchase of equipment loan, number of suppliers | supplier	2
Revolving credit facility
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity		$ 600,000,000				700,000,000					$ 700,000,000
Accordion feature higher borrowing capacity		$ 200,000,000
Borrowings maturity term		4 years
Borrowing costs capitalised		$ 7,000,000
Revolving credit facility draw downs (Note 13)						150,000,000
Undrawn borrowing facilities						$ 550,000,000
Revolving credit facility | Repayment of Borrowing
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities									$ 700,000,000
Revolving credit facility | Forecast
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity								$ 800,000,000
Fekola Equipment Loan Facilities
Disclosure of detailed information about borrowings [line items]
Borrowings maturity term						5 years
Number of quarterly installment payments | payment						20
Fekola Equipment Loan Facility, First Equipment Facility
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity | €													€ 71,000,000
Borrowings maturity term						5 years
Mandatory reserve deposit payment coverage period						6 months
Debt service reserve account						$ 1,000,000				€ 1,000,000
Number of quarterly installment payments | payment						20
Fekola Equipment Loan Facility, Second Equipment Facility
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity | €				€ 40,000,000
Revolving credit facility draw downs (Note 13) | €			€ 36,000,000
Maximum borrowing capacity in percentage of cost of mining fleet and other mining equipment (in percentage)				0.75
Line of credit facility, expiration period (later of the day)				12 months
Masbate Equipment Loan Facility
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity					$ 18,000,000
Borrowings maturity term					5 years
Number of quarterly installment payments | payment					20
Goose Project Equipment Loan Facilities for Open Pit Mining Equipment
Disclosure of detailed information about borrowings [line items]
Borrowings maturity term	4 years
Goose Project Equipment Loan Facilities for Underground Mining Equipment
Disclosure of detailed information about borrowings [line items]
Borrowings maturity term	4 years
Bottom of range | Revolving credit facility
Disclosure of detailed information about borrowings [line items]
Unused capacity commitment fee		0.45%
Top of range | Revolving credit facility
Disclosure of detailed information about borrowings [line items]
Unused capacity commitment fee		0.563%
Secured Overnight Financing Rate | Goose Project Equipment Loan Facilities for Open Pit Mining Equipment
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	4.25%
Secured Overnight Financing Rate | Bottom of range | Revolving credit facility
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis												2.00%
Secured Overnight Financing Rate | Top of range | Revolving credit facility
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis												2.50%
EURIBOR | Fekola Equipment Loan Facilities
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis						4.25%				4.25%
EURIBOR | Fekola Equipment Loan Facility, First Equipment Facility
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis						5.10%				5.10%
London Interbank Offered Rate LIBOR | Masbate Equipment Loan Facility
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis					3.85%
Fixed interest rate | Bottom of range | Goose Project Equipment Loan Facilities for Underground Mining Equipment
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.00%
Fixed interest rate | Top of range | Goose Project Equipment Loan Facilities for Underground Mining Equipment
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.70%